7TWELVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.4%
	COMMODITY - 8.8%
67,100	First Trust Global Tactical Commodity Strategy	$ 1,700,314
58,200	GraniteShares Bloomberg Commodity Broad Strategy	1,680,816
		3,381,130
	EQUITY - 55.6%
40,248	Fidelity MSCI Materials Index ETF	1,529,826
81,300	IndexIQ ETF Trust - IQ 50 Percent Hedged FTSE	1,566,562
12,251	Invesco S&P 500 Equal Weight ETF	1,559,307
36,136	iShares Core MSCI Emerging Markets ETF	1,553,125
7,095	iShares Core S&P Mid-Cap ETF	1,555,650
30,700	iShares Core US REIT ETF	1,458,250
43,909	iShares North American Natural Resources ETF	1,526,277
35,900	JPMorgan Diversified Return Emerging Markets Equity ETF	1,601,086
41,900	Vanguard FTSE Developed Markets ETF	1,523,484
12,686	Vanguard Mid-Cap Value ETF	1,544,774
18,005	Vanguard Real Estate ETF	1,443,461
4,678	Vanguard S&P 500 ETF	1,535,787
7,813	Vanguard Small-Cap Growth ETF	1,524,551
10,743	Vanguard Small-Cap Value ETF	1,540,546
		21,462,686
	FIXED INCOME - 31.0%
31,300	First Trust Enhanced Short Maturity ETF	1,856,716
36,600	First Trust Low Duration Opportunities ETF	1,733,010
17,378	iShares Core U.S. Aggregate Bond ETF	1,674,197
31,550	Schwab US TIPS ETF	1,634,290
66,337	SPDR Bloomberg Barclays Short Term International	1,657,642
35,638	Vanguard Short-Term Inflation-Protected Securities ETF	1,714,544
34,900	Vanguard Total International Bond ETF	1,665,777
		11,936,176

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,450,328)	36,779,992

7TWELVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 4.6%
MONEY MARKET FUND - 4.6%
1,789,509	First American Government Obligations Fund, Class X, 2.77% (Cost $1,789,509)(a)	$ 1,789,509

	TOTAL INVESTMENTS - 100.0% (Cost $35,239,837)	$ 38,569,501
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(17,929)
	NET ASSETS - 100.0%	$ 38,551,572

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2022.